Pension And Postretirement Benefit Costs (Accumulated Postretirement Benefit Obligation (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 41,447,396	$ 38,228,400
Assuming Medicare Part D Subsidy Receipts [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	37,892,992
Assuming no Medicare Part D Subsidy receipts [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 40,234,367